REVENUE INFORMATION - Changes in the contract liabilities balances (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Change in Contract with Customer, Liability [Abstract]
Balance at the beginning of the period	¥ 111,953,381		¥ 98,417,522	¥ 74,361,332
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(81,807,185)		(84,099,618)	(67,051,465)
Increase due to cash received, excluding amount recognised as revenue during the year	65,846,493		97,635,477	91,107,655
Balance at the end of the period	¥ 95,992,689	$ 14,711,523	¥ 111,953,381	¥ 98,417,522